FINANCING AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of impact of the adoption of IFRS 9 on financial assets	The main impact of the adoption of IFRS 9 relates to financial assets as the requirements for financial liabilities remained substantially unchanged from IAS 39. On the date of initial application, the Company’s financial instruments were as follows, with any applicable reclassifications:

	Measurement category		Carrying amount
	Original (IAS 39)	New (IFRS 9)	Original	New	Change
Current financial assets
Trade accounts receivable and other	Loans and receivables	Amortized cost	3,269	3,269	—
Trade accounts receivable and other subject to TSR programs	Loans and receivables	FVOCI	594	594	—
Cash and cash equivalents	Loans and receivables	Amortized cost	2,574	2,574	—
Restricted cash	Loans and receivables	Amortized cost	212	212	—
Prepaid expenses and other current assets	Loans and receivables	Amortized cost	574	574	—
Derivatives	Fair value recognized in profit or loss	Fair value recognized in profit or loss	87	87	—
Non-current financial assets
Other assets	Loans and receivables	Amortized cost	834	834	—
Other investments	Available-for-sale	FVOCI	1,444	1,444	—
Other investments	Investments at cost	FVOCI	27	27	—
Derivatives	Fair value recognized in profit or loss	Fair value recognized in profit or loss	989	989	—

Disclosure of assets based on categories

	Measurement category		Carrying amount
	Original (IAS 39)	New (IFRS 9)	Original	New	Change
Current financial assets
Trade accounts receivable and other	Loans and receivables	Amortized cost	3,269	3,269	—
Trade accounts receivable and other subject to TSR programs	Loans and receivables	FVOCI	594	594	—
Cash and cash equivalents	Loans and receivables	Amortized cost	2,574	2,574	—
Restricted cash	Loans and receivables	Amortized cost	212	212	—
Prepaid expenses and other current assets	Loans and receivables	Amortized cost	574	574	—
Derivatives	Fair value recognized in profit or loss	Fair value recognized in profit or loss	87	87	—
Non-current financial assets
Other assets	Loans and receivables	Amortized cost	834	834	—
Other investments	Available-for-sale	FVOCI	1,444	1,444	—
Other investments	Investments at cost	FVOCI	27	27	—
Derivatives	Fair value recognized in profit or loss	Fair value recognized in profit or loss	989	989	—

The following tables summarize assets and liabilities based on their categories.

	December 31, 2018
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,172	—	2,172	—	—	—
Restricted cash	182	—	182	—	—	—
Trade accounts receivable and other	4,432	—	3,957	—	475	—
Inventories	20,744	20,744	—	—	—	—
Prepaid expenses and other current assets	2,834	1,405	812	—	—	617
Assets held for sale	2,111	2,111	—	—	—	—
Total current assets	32,475	24,260	7,123	—	475	617

Non-current assets:
Goodwill and intangible assets	5,728	5,728	—	—	—	—
Property, plant and equipment and biological assets	35,638	35,589	—	49	—	—
Investments in associates and joint ventures	4,906	4,906	—	—	—	—
Other investments	855	—	—	—	855	—
Deferred tax assets	8,287	8,287	—	—	—	—
Other assets	3,360	526	1,188	1,037	—	609
Total non-current assets	58,774	55,036	1,188	1,086	855	609
Total assets	91,249	79,296	8,311	1,086	1,330	1,226

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	3,167	—	3,167	—	—	—
Trade accounts payable and other	13,981	—	13,981	—	—	—
Short-term provisions	539	528	11	—	—	—
Accrued expenses and other liabilities	4,709	1,212	3,307	—	—	190
Income tax liabilities	238	238	—	—	—	—
Liabilities held for sale	821	821	—	—	—	—
Total current liabilities	23,455	2,799	20,466	—	—	190

Non-current liabilities:
Long-term debt, net of current portion	9,316	—	9,316	—	—	—
Deferred tax liabilities	2,374	2,374	—	—	—	—
Deferred employee benefits	6,982	6,982	—	—	—	—
Long-term provisions	1,995	1,984	11	—	—	—
Other long-term obligations	3,019	457	1,854	—	—	708
Total non-current liabilities	23,686	11,797	11,181	—	—	708

Equity:
Equity attributable to the equity holders of the parent	42,086	42,086	—	—	—	—
Non-controlling interests	2,022	2,022	—	—	—	—
Total equity	44,108	44,108	—	—	—	—
Total liabilities and equity	91,249	58,704	31,647	—	—	898

Disclosure of liabilities based on categories

	Measurement category		Carrying amount
	Original (IAS 39)	New (IFRS 9)	Original	New	Change
Current financial assets
Trade accounts receivable and other	Loans and receivables	Amortized cost	3,269	3,269	—
Trade accounts receivable and other subject to TSR programs	Loans and receivables	FVOCI	594	594	—
Cash and cash equivalents	Loans and receivables	Amortized cost	2,574	2,574	—
Restricted cash	Loans and receivables	Amortized cost	212	212	—
Prepaid expenses and other current assets	Loans and receivables	Amortized cost	574	574	—
Derivatives	Fair value recognized in profit or loss	Fair value recognized in profit or loss	87	87	—
Non-current financial assets
Other assets	Loans and receivables	Amortized cost	834	834	—
Other investments	Available-for-sale	FVOCI	1,444	1,444	—
Other investments	Investments at cost	FVOCI	27	27	—
Derivatives	Fair value recognized in profit or loss	Fair value recognized in profit or loss	989	989	—

The following tables summarize assets and liabilities based on their categories.

	December 31, 2018
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,172	—	2,172	—	—	—
Restricted cash	182	—	182	—	—	—
Trade accounts receivable and other	4,432	—	3,957	—	475	—
Inventories	20,744	20,744	—	—	—	—
Prepaid expenses and other current assets	2,834	1,405	812	—	—	617
Assets held for sale	2,111	2,111	—	—	—	—
Total current assets	32,475	24,260	7,123	—	475	617

Non-current assets:
Goodwill and intangible assets	5,728	5,728	—	—	—	—
Property, plant and equipment and biological assets	35,638	35,589	—	49	—	—
Investments in associates and joint ventures	4,906	4,906	—	—	—	—
Other investments	855	—	—	—	855	—
Deferred tax assets	8,287	8,287	—	—	—	—
Other assets	3,360	526	1,188	1,037	—	609
Total non-current assets	58,774	55,036	1,188	1,086	855	609
Total assets	91,249	79,296	8,311	1,086	1,330	1,226

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	3,167	—	3,167	—	—	—
Trade accounts payable and other	13,981	—	13,981	—	—	—
Short-term provisions	539	528	11	—	—	—
Accrued expenses and other liabilities	4,709	1,212	3,307	—	—	190
Income tax liabilities	238	238	—	—	—	—
Liabilities held for sale	821	821	—	—	—	—
Total current liabilities	23,455	2,799	20,466	—	—	190

Non-current liabilities:
Long-term debt, net of current portion	9,316	—	9,316	—	—	—
Deferred tax liabilities	2,374	2,374	—	—	—	—
Deferred employee benefits	6,982	6,982	—	—	—	—
Long-term provisions	1,995	1,984	11	—	—	—
Other long-term obligations	3,019	457	1,854	—	—	708
Total non-current liabilities	23,686	11,797	11,181	—	—	708

Equity:
Equity attributable to the equity holders of the parent	42,086	42,086	—	—	—	—
Non-controlling interests	2,022	2,022	—	—	—	—
Total equity	44,108	44,108	—	—	—	—
Total liabilities and equity	91,249	58,704	31,647	—	—	898

Disclosure of fair value measurement of assets	The following tables summarize the bases used to measure certain Financial assets and Financial liabilities at their fair value on recurring basis.

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	793	—	62	855
Trade accounts receivable and other subject to TSR programs*	—	—	475	475
Derivative financial current assets	—	617	—	617
Derivative financial non-current assets	—	126	483	609
Total assets at fair value	793	743	1,020	2,556
Liabilities at fair value:
Derivative financial current liabilities	—	75	115	190
Derivative financial non-current liabilities	—	131	577	708
Total liabilities at fair value	—	206	692	898
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Available-for-sale financial assets	1,444	—	—	1,444
Derivative financial current assets	—	87	—	87
Derivative financial non-current assets	—	5	984	989
Total assets at fair value	1,444	92	984	2,520
Liabilities at fair value:
Derivative financial current liabilities	—	247	78	325
Derivative financial non-current liabilities	—	158	186	344
Total liabilities at fair value	—	405	264	669
The following table summarizes the reconciliation of the fair value of the conversion option classified as Level 3 with respect to the put option granted to ISP , the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment included in the pellet purchase agreement:

	Put option with ISP[1]	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2016	—	175	(33)	142
Change in fair value	—	809	(231)	578
Balance as of December 31, 2017	—	984	(264)	720
Change in fair value	(124)	(501)	(304)	(929)
Balance as of December 31, 2018	(124)	483	(568)	(209)

1.
The change in fair value was recognized through the business combination (see note 2.2).
Disclosure of fair value measurement of liabilities	The following tables summarize the bases used to measure certain Financial assets and Financial liabilities at their fair value on recurring basis.

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	793	—	62	855
Trade accounts receivable and other subject to TSR programs*	—	—	475	475
Derivative financial current assets	—	617	—	617
Derivative financial non-current assets	—	126	483	609
Total assets at fair value	793	743	1,020	2,556
Liabilities at fair value:
Derivative financial current liabilities	—	75	115	190
Derivative financial non-current liabilities	—	131	577	708
Total liabilities at fair value	—	206	692	898
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Available-for-sale financial assets	1,444	—	—	1,444
Derivative financial current assets	—	87	—	87
Derivative financial non-current assets	—	5	984	989
Total assets at fair value	1,444	92	984	2,520
Liabilities at fair value:
Derivative financial current liabilities	—	247	78	325
Derivative financial non-current liabilities	—	158	186	344
Total liabilities at fair value	—	405	264	669
The following table summarizes the reconciliation of the fair value of the conversion option classified as Level 3 with respect to the put option granted to ISP , the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment included in the pellet purchase agreement:

	Put option with ISP[1]	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2016	—	175	(33)	142
Change in fair value	—	809	(231)	578
Balance as of December 31, 2017	—	984	(264)	720
Change in fair value	(124)	(501)	(304)	(929)
Balance as of December 31, 2018	(124)	483	(568)	(209)

1.
The change in fair value was recognized through the business combination (see note 2.2).
Disclosure of detailed information about borrowings	Long-term debt is comprised of the following:

				December 31,
	Year of maturity	Type of Interest	Interest rate[1]	2018	2017
Corporate
5.5 billion Revolving Credit Facility	2023	Floating		—	—
€500 million Unsecured Notes[2]	2018	Fixed	5.75%	—	400
€400 million Unsecured Notes[3]	2018	Floating	1.70%	—	480
€750 million Unsecured Notes	2019	Fixed	3.00%	858	897
500 Unsecured Notes	2020	Fixed	5.13%	324	323
CHF 225 million Unsecured Notes	2020	Fixed	2.50%	228	230
€600 million Unsecured Notes	2020	Fixed	2.88%	685	715
1.0 billion Unsecured Bonds	2020	Fixed	5.25%	623	622
1.5 billion Unsecured Notes	2021	Fixed	5.50%	754	753
€500 million Unsecured Notes	2021	Fixed	3.00%	570	597
€750 million Unsecured Notes	2022	Fixed	3.13%	856	895
1.1 billion Unsecured Notes[4]	2022	Fixed	6.25%	656	655
€500 million Unsecured Notes	2023	Fixed	0.95%	568	593
500 Unsecured Notes	2025	Fixed	6.13%	497	497
1.5 billion Unsecured Bonds[4]	2039	Fixed	7.00%	670	1,092
1.0 billion Unsecured Notes[4]	2041	Fixed	6.75%	428	619
Other loans	2019-2021	Fixed	1.25% - 3.46%	114	53
EIB loan	2025	Fixed	1.16%	401	420
7 billion Term Facility	2020	Floating	3.31%	1,000	—
Other loans	2019 - 2035	Floating	0.0% - 5.03%	639	672
Total Corporate				9,871	10,513

Americas
Other loans	2019 - 2025	Fixed/Floating	2.25% - 10.00%	84	107
Total Americas				84	107

Europe, Asia & Africa
EBRD Facility	2024	Floating	4.77% - 5.07%	50	—
Other loans	2019 - 2029	Fixed/Floating	0.00% - 2.62%	86	85
Total Europe, Asia & Africa				136	85

Total				10,091	10,705
Less current portion of long-term debt				(1,130)	(976)
Total long-term debt (excluding lease obligations)				8,961	9,729
Long-term lease obligations[5]				355	414
Total long-term debt, net of current portion				9,316	10,143

1.
Rates applicable to balances outstanding at December 31, 2018, including the effect of step-downs following rating changes. For debt that has been redeemed in its entirety during 2018, the interest rates refer to the rates at repayment date.

2.	Amount outstanding was repaid at the original maturity, March 29, 2018.

3.	Amount outstanding was repaid at the original maturity, April 9, 2018.

4.	Bonds or Notes partially repurchased on August 22, 2018 and September 6, 2018, pursuant to cash tender offer.

5.	Net of current portion of 69 and 74 as of December 31, 2018 and 2017, respectively.

The margin applicable to ArcelorMittal’s principal credit facilities (5.5 billion revolving credit facility and certain other credit facilities) and the coupons on certain of its outstanding bonds are subject to adjustment in the event of a change in its long-term credit ratings. The following table provides details of the outstanding bonds on maturity, the original coupons and the current interest rates for the bonds impacted by changes in the long-term credit rating:

Nominal value	Date of issuance	Repayment date	Original/Current interest rate[1]	Issued at
€750 million Unsecured Notes	Mar 25, 2014	Mar 25, 2019	3.00%	99.65%
500 million Unsecured Notes	Jun 1, 2015	Jun 1, 2020	5.13%	100.00%
CHF 225 million Unsecured Notes	Jul 3, 2015	Jul 3, 2020	2.50%	100.00%
€600 million Unsecured Notes	Jul 4, 2014	Jul 6, 2020	2.88%	99.18%
1.0 billion Unsecured Bonds	Aug 5, 2010	Aug 5, 2020	5.25%	98.46%
1.5 billion Unsecured Notes	Mar 7, 2011	Mar 1, 2021	5.50%	99.36%
€500 million Unsecured Notes	Apr 9, 2015	Apr 9, 2021	3.00%	99.55%
€750 million Unsecured Notes	Jan 14, 2015	Jan 14, 2022	3.13%	99.73%
1.1 billion Unsecured Notes	Feb 28, 2012	Feb 25, 2022	6.25%	98.28%
€500 million Unsecured Notes	Dec 4, 2017	Jan 17, 2023	0.95%	99.38%
500 million Unsecured Notes	Jun 1, 2015	Jun 1, 2025	6.13%	100.00%
1.0 billion Unsecured Bonds	Oct 8, 2009	Oct 15, 2039	7.00%	95.20%
500 million Unsecured Bonds	Aug 5, 2010	Oct 15, 2039	7.00%	104.84%
1.0 billion Unsecured Notes	Mar 7, 2011	Mar 1, 2041	6.75%	99.18%

1.	Rates applicable at December 31, 2018.

Short-term debt, including the current portion of long-term debt, consisted of the following:

	December 31,
	2018	2017
Short-term bank loans and other credit facilities including commercial paper [1]	1,968	1,735
Current portion of long-term debt	1,130	976
Lease obligations	69	74
Total	3,167	2,785
1.
The weighted average interest rate on short-term borrowings outstanding was 1.3% and 3.1% as of December 31, 2018 and 2017, respectively.
Disclosure of estimated fair value and carrying value of debt	The carrying amount and the estimated fair value of the Company’s short and long-term debt is:

	December 31, 2018		December 31, 2017
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Instruments payable bearing interest at fixed rates	8,692	9,078	9,862	11,084
Instruments payable bearing interest at variable rates	1,823	1,759	1,331	1,301
Total long-term debt, including current portion	10,515	10,837	11,193	12,385
Short term bank loans and other credit facilities including commercial paper	1,968	1,967	1,735	1,731
The following tables summarize the Company’s bases used to estimate its debt at fair value. Fair value measurement has been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

As of December 31, 2018	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	8,692	8,029	1,049	—	9,078
Instruments payable bearing interest at variable rates	1,823	—	1,759	—	1,759
Total long-term debt, including current portion	10,515	8,029	2,808	—	10,837
Short term bank loans and other credit facilities including commercial paper	1,968	—	1,967	—	1,967

As of December 31, 2017	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	9,862	9,946	1,138	—	11,084
Instruments payable bearing interest at variable rates	1,331	481	820	—	1,301
Total long-term debt, including current portion	11,193	10,427	1,958	—	12,385
Short term bank loans and other credit facilities including commercial paper	1,735	—	1,731	—	1,731

Disclosure of cash and cash equivalents	Cash and cash equivalents consisted of the following:

	December 31,
	2018	2017
Cash at bank	1,832	1,701
Term deposits	283	297
Money market funds[1]	57	576
Total	2,172	2,574
1
Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Reconciliation of liabilities arising from financing activities	The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2016	11,789	1,885
Proceeds from long-term debt	1,407	—
Payments of long-term debt	(2,691)	—
Amortized cost	19	22
Unrealized foreign exchange effects	589	190
Proceeds from short-term debt	—	1,859
Payments of short-term debt[1]	—	(2,164)
Current portion of long-term debt	(976)	976
Other movements[2]	6	17
Balance as of December 31, 2017 (note 6.1.2)	10,143	2,785
Proceeds from long-term debt	1,138	—
Payments of long-term debt	(798)	—
Amortized cost	9	18
Unrealized foreign exchange effects	(240)	(219)
Proceeds from short-term debt	—	2,319
Payments of short-term debt[1]	—	(2,949)
Current portion of long-term debt	(1,130)	1,130
Debt acquired through business combinations	174	69
Debt classified as held for sale (2.3.2)	(77)	—
Other movements[2]	97	14
Balance as of December 31, 2018 (note 6.1.2)	9,316	3,167

1.	Cash payments decreasing the outstanding liability relating to finance leases are classified under other financing activities in the Company's consolidated statements of cash flows.
2.
Others movements include non-current and current obligations under finance leases.
Schedule of net debt by currency	The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency at December 31, 2018 and December 31, 2017:

As of December 31, 2018	Total USD	EUR	USD	CHF	INR	CAD	Other (in USD)
Short-term debt and current portion of long-term debt	3,167	2,566	338	—	8	151	104
Long-term debt, net of current portion	9,316	3,530	5,405	228	—	69	84
Cash and cash equivalents including restricted cash	(2,354)	(454)	(1,017)	(2)	(307)	(29)	(545)
Net debt	10,129	5,642	4,726	226	(299)	191	(357)

As of December 31, 2017	Total USD	EUR	USD	CHF	ZAR	CAD	Other (in USD)
Short-term debt and current portion of long-term debt	2,785	1,875	291	—	304	191	124
Long-term debt, net of current portion	10,143	4,831	5,044	230	4	1	33
Cash and cash equivalents including restricted cash	(2,786)	(724)	(1,387)	(1)	(249)	(17)	(408)
Net debt	10,142	5,982	3,948	229	59	175	(251)

Disclosure of detailed information about financial instruments	The following tables summarize this portfolio:

	December 31, 2018
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase contracts	2,005	66	1,258	(13)
Forward sale contracts	5,810	252	724	(9)
Currency swaps purchases	—	—	—	—
Currency swaps sales	—	—	1,000	(101)
Exchange option purchases	2,000	71	43	—
Exchange options sales	234	3	1,000	(35)
Total foreign exchange rate instruments		392		(158)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	79	4	24	(6)
Term contracts purchases	1,524	347	739	(42)
Total raw materials (base metals), freight, energy, emission rights		351		(48)
Total		743		(206)

	December 31, 2017
	Assets			Liabilities
	Notional Amount	Fair Value	Average Rate [1]	Notional Amount	Fair Value	Average Rate [1]
Interest rate swaps - fixed rate borrowing/loans	6	—	0.98%		—	1.01%

Foreign exchange rate instruments
Forward purchase contracts	586	8		3,939	(140)
Forward sale contracts	525	17		774	(11)
Currency swaps purchases	—	—		9	(7)
Currency swaps sales	—	—		1,000	(157)
Exchange option purchases	—	—		338	(7)
Exchange options sales	—	—		319	(5)
Total foreign exchange rate instruments		25			(327)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	20	1		467	(38)
Term contracts purchases	796	65		534	(40)
Option sales/purchases	9	1		—	—
Total raw materials (base metals), freight, energy, emission rights		67			(78)
Total		92			(405)

1. The average rate is determined for fixed rate instruments on basis of the U.S. dollar and foreign currency rates and for variable rate instruments generally on basis of Euribor or Libor.Fair values of raw material, freight, energy and emission rights instruments categorized as Level 2 are as follows:

	December 31,
	2018	2017
Base metals	(9)	26
Freight	—	—
Energy (oil, gas, electricity)	(5)	—
Emission rights	317	(37)
Total	303	(11)

Derivative assets associated with raw materials, energy, freight and emission rights	351	67
Derivative liabilities associated with raw materials, energy, freight and emission rights	(48)	(78)
Total	303	(11)

Analysis of financing cost	Financing costs - net recognized in the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year ended December 31,
	2018	2017	2016
Interest expense	(687)	(879)	(1,172)
Interest income	72	56	58
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)	(572)	578	138
Accretion of defined benefit obligations and other long term liabilities	(349)	(353)	(435)
Net foreign exchange result	(235)	546	(3)
Other [1]	(439)	(823)	(642)
Total	(2,210)	(875)	(2,056)
1.
Other mainly includes expenses related to true sale of receivables (“TSR”) programs and bank fees. It also includes premiums and fees of 104 relating to the bonds early redeemed in 2018 (389 and 399 of premiums and fees relating to bonds early redeemed in 2017 and 2016, respectively). In 2017, other also includes expenses relating to the extension of the mandatory convertible bonds (see note 10.2) of 92.
Disclosure of capital management	The Company monitors capital using a gearing ratio, being the ratio of net debt as a percentage of total equity.

	December 31,
	2018	2017
Total equity	44,108	40,855
Net debt (including 67 cash and debt classified as held for sale as of December 31, 2018)	10,196	10,142
Gearing	23.1%	24.8%

Disclosure of nature and extent of risks arising from financial instruments	As of December 31, 2018, the Company is mainly subject to foreign exchange exposure relating to the euro, Brazilian real, Canadian dollar, Kazakhstani tenge, South African rand, Mexican peso, Polish zloty, Argentine peso and Ukranian hryvnia against the U.S. dollar resulting from its trade payables and receivables.

	December 31, 2018
	Trade receivables	Trade payables
USD	1,115	5,723
EUR	1,630	5,585
BRL	656	686
CAD	76	488
KZT	43	106
ZAR	166	424
MXN	94	96
UAH	54	129
PLN	135	323
ARS	73	—
Other (non-USD)	390	421
Total	4,432	13,981

Sensitivity analysis for types of market risk	The following tables detail the Company’s variable interest rate instruments’ sensitivity. A change of 100 basis points (“bp”) in interest rates during the period would have increased (decreased) profit or loss by the amounts presented below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	December 31, 2018
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	1	—
100 bp decrease	(1)	—

	December 31, 2017
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	11	—
100 bp decrease	(11)	—
1.
Please refer to note 6.1.4 for a description of net debt (including fixed and floating portion)The following tables detail the Company’s derivative financial instruments’ sensitivity to a 10% strengthening and a 10% weakening in the U.S. dollar against the euro. A positive number indicates an increase in profit or loss and other equity, where a negative number indicates a decrease in profit or loss and other equity.
The sensitivity analysis includes the Company’s complete portfolio of foreign currency derivatives outstanding. The impact on the non €/$ derivatives reflects the estimated move of such currency pairs, when the U.S. dollar appreciates or depreciates 10% against the euro, based on computations of correlations in the foreign exchange markets in 2018 and 2017.

	December 31, 2018
	Income	Other Equity
10% strengthening in U.S. dollar	132	(422)
10% weakening in U.S. dollar	(148)	674

	December 31, 2017
	Income	Other Equity
10% strengthening in U.S. dollar	(24)	497
10% weakening in U.S. dollar	13	(511)
The following tables detail the Company’s sensitivity to a 10% increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting relationships.

	December 31, 2018
	Income	Other Equity Cash Flow Hedging Reserves
+10% in prices
Base Metals	(1)	19
Iron Ore	—	1
Freight	3	—
Emission rights	—	149
Energy	—	75
-10% in prices
Base Metals	1	(19)
Iron Ore	—	(1)
Freight	(3)	—
Emission rights	—	(149)
Energy	—	(75)

	December 31, 2017
	Income	Other Equity Cash Flow Hedging Reserves
+10% in prices
Base Metals	4	30
Iron Ore	—	—
Emission rights	—	45
Energy	1	—
-10% in prices
Base Metals	(4)	(30)
Iron Ore	—	—
Emission rights	—	(45)
Energy	(1)	—
The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a 10% increase or decrease between the relevant foreign currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	1,793	6,144	1,467	5,027
BRL	722	755	590	617
CAD	84	537	68	439
KZT	47	117	39	95
ZAR	183	466	149	382
MXN	103	106	85	86
UAH	59	142	49	116
PLN	149	355	122	291
ARS	80	—	66	—

Disclosure of maturity analysis for non-derivative financial liabilities	As of December 31, 2018 the scheduled maturities of short-term debt, long-term debt and long-term lease obligations, including their current portion are as follows:

Year of maturity	Amount
2019	3,167
2020	3,163
2021	1,769
2022	1,690
2023	808
Subsequent years	1,886
Total	12,483
The contractual maturities of the below financial liabilities include estimated loan repayments, interest payments and settlement of derivatives, excluding any impact of netting agreements. The cash flows are calculated based on market data as of December 31, 2018, and as such are sensitive to movements in mainly forex exchange rates and interest rates. The cash flows are non-discounted, except for derivative financial liabilities where the cash flows equal their fair values.

	December 31, 2018
	Carrying amount	Contractual Cash Flow	2019	2020	from 2021 to 2023	After 2023
Non-derivative financial liabilities
Bonds	(7,807)	(10,277)	(1,200)	(2,166)	(3,898)	(3,013)
Loans over 100	(2,322)	(2,505)	(639)	(1,153)	(629)	(84)
Trade and other payables	(13,981)	(13,999)	(13,999)	—	—	—
Other loans	(2,354)	(2,456)	(1,783)	(228)	(310)	(135)
Total	(26,464)	(29,237)	(17,621)	(3,547)	(4,837)	(3,232)
Derivative financial liabilities
Equity contracts (Put options)	(124)	(124)	—	—	(124)	—
Foreign exchange contracts	(158)	(158)	(52)	(41)	(3)	(62)
Other commodities contracts[1]	(616)	(616)	(138)	(148)	(217)	(113)
Total	(898)	(898)	(190)	(189)	(344)	(175)

1.	Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2017
	Carrying amount	Contractual Cash Flow	2018	2019	from 2020 to 2022	After 2022
Non-derivative financial liabilities
Bonds	(9,458)	(13,514)	(1,309)	(1,306)	(5,658)	(5,241)
Loans over 100	(1,371)	(1,546)	(549)	(118)	(676)	(203)
Trade and other payables	(13,428)	(13,448)	(13,448)	—	—	—
Other loans	(2,099)	(2,232)	(1,444)	(263)	(258)	(267)
Total	(26,356)	(30,740)	(16,750)	(1,687)	(6,592)	(5,711)
Derivative financial liabilities
Foreign exchange contracts	(327)	(327)	(170)	—	(64)	(93)
Other commodities contracts[1]	(342)	(342)	(156)	(37)	(68)	(81)
Total	(669)	(669)	(326)	(37)	(132)	(174)
1.
Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of maturity analysis for derivative financial liabilities	The contractual maturities of the below financial liabilities include estimated loan repayments, interest payments and settlement of derivatives, excluding any impact of netting agreements. The cash flows are calculated based on market data as of December 31, 2018, and as such are sensitive to movements in mainly forex exchange rates and interest rates. The cash flows are non-discounted, except for derivative financial liabilities where the cash flows equal their fair values.

	December 31, 2018
	Carrying amount	Contractual Cash Flow	2019	2020	from 2021 to 2023	After 2023
Non-derivative financial liabilities
Bonds	(7,807)	(10,277)	(1,200)	(2,166)	(3,898)	(3,013)
Loans over 100	(2,322)	(2,505)	(639)	(1,153)	(629)	(84)
Trade and other payables	(13,981)	(13,999)	(13,999)	—	—	—
Other loans	(2,354)	(2,456)	(1,783)	(228)	(310)	(135)
Total	(26,464)	(29,237)	(17,621)	(3,547)	(4,837)	(3,232)
Derivative financial liabilities
Equity contracts (Put options)	(124)	(124)	—	—	(124)	—
Foreign exchange contracts	(158)	(158)	(52)	(41)	(3)	(62)
Other commodities contracts[1]	(616)	(616)	(138)	(148)	(217)	(113)
Total	(898)	(898)	(190)	(189)	(344)	(175)

1.	Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2017
	Carrying amount	Contractual Cash Flow	2018	2019	from 2020 to 2022	After 2022
Non-derivative financial liabilities
Bonds	(9,458)	(13,514)	(1,309)	(1,306)	(5,658)	(5,241)
Loans over 100	(1,371)	(1,546)	(549)	(118)	(676)	(203)
Trade and other payables	(13,428)	(13,448)	(13,448)	—	—	—
Other loans	(2,099)	(2,232)	(1,444)	(263)	(258)	(267)
Total	(26,356)	(30,740)	(16,750)	(1,687)	(6,592)	(5,711)
Derivative financial liabilities
Foreign exchange contracts	(327)	(327)	(170)	—	(64)	(93)
Other commodities contracts[1]	(342)	(342)	(156)	(37)	(68)	(81)
Total	(669)	(669)	(326)	(37)	(132)	(174)
1.
Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of information about terms and conditions of cash flow hedges	The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2018
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2020	After 2020
Foreign exchange contracts	329	329	4	—	(1)	(3)
Commodities	(20)	(8)	(1)	—	(3)	(8)
Emission rights	317	—	—	206	111	—
Total	626	321	3	206	107	(11)

	December 31, 2017
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2019	After 2019
Foreign exchange contracts	(118)	(83)	(25)	(10)	—	—
Commodities	20	9	4	6	1	—
Emission rights	(37)	—	—	(37)	—	—
Total	(135)	(74)	(21)	(41)	1	—
Associated gains or losses that were recognized in other comprehensive income are reclassified from equity to the consolidated statements of operations in the same period during which the hedged forecasted cash flow affects the consolidated statements of operations. The following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2018
	Assets/ (liabilities)	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2020	After 2020
Foreign exchange contracts	4	—	—	4	—	—
Commodity contracts	(390)	(34)	(32)	(59)	(115)	(150)
Emission rights	778	46	47	93	87	505
Total	392	12	15	38	(28)	355

	December 31, 2017
	Assets/ (liabilities)	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2019	After 2019
Foreign exchange contracts	(141)	(95)	(26)	(20)	—	—
Commodity contracts	19	9	4	5	1	—
Emission rights	84	—	—	7	33	44
Total	(38)	(86)	(22)	(8)	34	44

Disclosure of detailed information about hedging instruments	Hedging instruments in net investment hedges are as follows:

	December 31, 2018
Derivatives	Notional amount	Date traded	Fair value at December 31, 2017	Change in fair value	Fair value as of December 31, 2018[1]
CCS 5Y	500	May 27, 2015	(64)	29	(35)
CCS 10Y	300	May 27, 2015	(56)	17	(39)
CCS 10Y	160	May 27, 2015	(30)	9	(21)
CCS 10Y	40	May 27, 2015	(7)	1	(6)
Total	1,000		(157)	56	(101)
1.
The net investment hedges were fully effective. As such, the change in fair value is entirely recorded in other comprehensive income.

	December 31, 2017
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Changes in fair value used for calculated hedge ineffectiveness	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness
Cash flow hedges
Foreign exchange risk - Option contracts	4,460	—	(113)	Accrued expenses and other liabilities	—	n/a
Price risk - Option/Commodities forwards	317	—	(23)	Accrued expenses and other liabilities	—	n/a
Price risk - Emission rights forwards	484	—	(37)	Accrued expenses and other liabilities	(2)	Financing costs - net
Total	5,261	—	(173)		(2)

	December 31, 2017
Derivatives	Notional amount	Date traded	Fair value at December 31, 2016	Change in fair value	Fair value as of December 31, 2017[1]
CCS 5Y	500	May 27, 2015	3	(67)	(64)
CCS 10Y	300	May 27, 2015	(14)	(42)	(56)
CCS 10Y	160	May 27, 2015	(8)	(22)	(30)
CCS 10Y	40	May 27, 2015	(2)	(5)	(7)
Total	1,000		(21)	(136)	(157)
1.
The net investment hedges were fully effective. As such, the change in fair value is entirely recorded in other comprehensive income.The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2018
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Changes in fair value used for calculated hedge ineffectiveness	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	7,465	332	—	Prepaid expenses and other current assets	—	n/a
Price risk - Commodities forwards	350	—	(124)	Accrued expenses and other liabilities	—	n/a
Price risk - Commodities forwards	491	—	(454)	Other long-term obligations	—	n/a
Price risk - Energy forwards	765	—	(9)	Other long-term obligations	—	n/a
Price risk - Emission rights forwards	1,091	205	—	Prepaid expenses and other current assets	(1)	Financing costs - net
Price risk - Emission rights forwards	79	112	—	Other assets	—	n/a
Total	10,241	649	(587)		(1)

Disclosure of detailed information about hedged items

	December 31, 2018
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2018	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Cash flow hedge reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	1,000	—	(101)	Other long-term obligations	—	n/a	28
Foreign exchange risk - EUR debt	5,931	—	(5,918)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	n/a	474
Total	6,931	—	(6,019)		—		502

	December 31, 2018
Hedging Instruments	Hedging gains or losses of the reporting period that were recognized in OCI	Change in value used for calculating hedge ineffectiveness for 2018	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Cash flow hedge reserve

Cash flow hedges
Foreign exchange risk - Option/Forward contracts	469	—	n/a	282
Price risk - Commodities forwards	(28)	—	n/a	(9)
Price risk - Energy forwards	(9)	—	n/a	(9)
Price risk - Emission rights forwards	694	(1)	Financing costs - net	778
Total	1,126	(1)		1,042

	December 31, 2017
Hedging Instruments	Hedging gains or losses of the reporting period that were recognized in OCI	Change in value used for calculating hedge ineffectiveness for 2017	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Cash flow hedge reserve

Cash flow hedges
Foreign exchange risk - Option contracts	(198)	—	n/a	(141)
Price risk - Commodities forwards	(1)	—	n/a	18
Price risk - Emission rights forwards	62	(2)	Financing costs - net	84
Total	(137)	(2)		(39)

	December 31, 2017
Hedging Instrument	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position in which the hedged item is located	Change in value used for calculating hedge ineffectiveness for 2017	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Cash flow hedge reserve
Net investment hedge
Foreign exchange risk - Cross Currency Swap	1,000	—	(157)	Other long-term obligations	—	n/a	(56)
Total	1,000	—	(157)		—		(56)